Geographic Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 North America USD ($)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 Asia USD ($)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2012 Other Countries USD ($)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2010 Other Countries JPY (¥)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount USD ($)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY (¥)
Net revenues
Sales to external customers	$ 226,106	¥ 18,583,653	¥ 18,993,688	¥ 18,950,973	$ 88,743	¥ 7,293,804	¥ 6,966,929	¥ 7,314,813	$ 56,507	¥ 4,644,348	¥ 5,327,809	¥ 5,583,228	$ 23,329	¥ 1,917,408	¥ 1,920,416	¥ 2,082,671	$ 37,923	¥ 3,116,849	¥ 3,138,112	¥ 2,431,648	$ 19,604	¥ 1,611,244	¥ 1,640,422	¥ 1,538,613
Inter-segment sales and transfers					47,129	3,873,515	4,019,317	3,905,490	1,309	107,538	101,327	87,298	931	76,538	61,081	64,378	2,645	217,425	236,422	223,679	1,812	148,931	168,694	135,248	(53,826)	(4,423,947)	(4,586,841)	(4,416,093)
Total	226,106	18,583,653	18,993,688	18,950,973	135,872	11,167,319	10,986,246	11,220,303	57,816	4,751,886	5,429,136	5,670,526	24,260	1,993,946	1,981,497	2,147,049	40,568	3,334,274	3,374,534	2,655,327	21,416	1,760,175	1,809,116	1,673,861	(53,826)	(4,423,947)	(4,586,841)	(4,416,093)
Operating expenses	221,779	18,228,026	18,525,409	18,803,457	138,391	11,374,359	11,348,642	11,445,545	55,548	4,565,477	5,089,633	5,585,036	24,043	1,976,150	1,968,349	2,180,004	37,444	3,077,484	3,061,557	2,451,800	20,092	1,651,361	1,648,987	1,558,287	(53,739)	(4,416,805)	(4,591,759)	(4,417,215)
Operating income (loss)	4,327	355,627	468,279	147,516	(2,519)	(207,040)	(362,396)	(225,242)	2,268	186,409	339,503	85,490	217	17,796	13,148	(32,955)	3,124	256,790	312,977	203,527	1,324	108,814	160,129	115,574	(87)	(7,142)	4,918	1,122
Assets	372,928	30,650,965	29,818,166	30,349,287	146,422	12,034,423	11,285,864	12,465,677	117,937	9,693,232	9,910,828	10,223,903	23,854	1,960,532	1,931,231	2,060,962	29,606	2,433,312	2,138,499	1,925,126	26,469	2,175,493	2,044,379	1,803,703	28,640	2,353,973	2,507,365	1,869,916
Long-lived assets	$ 75,865	¥ 6,235,380	¥ 6,309,160	¥ 6,710,901	$ 36,282	¥ 2,981,985	¥ 3,123,042	¥ 3,347,896	$ 26,733	¥ 2,197,197	¥ 2,276,332	¥ 2,401,172	$ 3,201	¥ 263,070	¥ 305,627	¥ 351,037	$ 5,024	¥ 412,959	¥ 344,304	¥ 361,296	$ 4,625	¥ 380,169	¥ 259,855	¥ 249,500